Average Annual Total Returns{- Fidelity Freedom Index 2010 Fund} - 03.31 Fidelity Freedom Index Funds - Investor PRO-13 - Fidelity Freedom Index 2010 Fund	Investor Class Return Before Taxes Past 1 year	Investor Class Return Before Taxes Past 5 years	Investor Class Return Before Taxes Past 10 years	Investor Class After Taxes on Distributions Past 1 year	Investor Class After Taxes on Distributions Past 5 years	Investor Class After Taxes on Distributions Past 10 years	Investor Class After Taxes on Distributions and Sales Past 1 year	Investor Class After Taxes on Distributions and Sales Past 5 years	Investor Class After Taxes on Distributions and Sales Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	F1901 Past 1 year	F1901 Past 5 years	F1901 Past 10 years
Total	5.04%	7.46%	6.53%	3.94%	5.77%	5.38%	3.39%	5.43%	4.90%	(1.54%)	3.57%	2.90%	5.40%	7.64%	7.10%